Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods	12 Months Ended
Mar. 31, 2023
Buildings [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	40 years
Bottom of range [member] | Property and equipment [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	3 years
Bottom of range [member] | Fixtures and fittings [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	5 years
Bottom of range [member] | Office equipments [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	5 years
Bottom of range [member] | Plant and Machinery [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	5 years
Top of range [member] | Property and equipment [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	15 years
Top of range [member] | Fixtures and fittings [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	10 years
Top of range [member] | Office equipments [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	10 years
Top of range [member] | Plant and Machinery [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - Schedule of Estimated Useful Lives of Property and Equipment for Current and Comparative Periods [Line Items]
Estimated useful lives	10 years